Condensed Consolidated Cash Flow Statements - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Operating activities
Net loss	$ (100,695)	$ (79,782)
Loss on sales of vessels and write-down of vessel held for sale		23,352
Depreciation	87,547	61,541
Amortization of restricted stock	13,180	11,605
Amortization of deferred financing fees	6,191	6,640
Write-off of deferred financing fees	7,035	867
Bargain purchase gain		(5,417)
Share-based transaction costs		5,973
Accretion of convertible notes	6,435	6,009
Accretion of fair market measurement on debt assumed from merger with NPTI	1,909	37
Loss on exchange of convertible notes	16,968
Cash inflows from operating activities before changes in assets and liabilities	38,570	30,825
Changes in assets and liabilities:
Decrease in inventories	1,473	132
Decrease in accounts receivable	15,039	8,715
Decrease / (increase) in prepaid expenses and other current assets	4,620	(2,639)
Increase in other assets	(3,576)	(3,141)
Increase / (decrease) in accounts payable	2,767	(1,110)
(Decrease) / increase in accrued expenses	(6,165)	27,092
Total changes in assets and liabilities	14,158	29,049
Net cash inflow from operating activities	52,728	59,874
Investing activities
Acquisition of vessels and payments for vessels under construction	(26,057)	(148,197)
Proceeds from disposal of vessels		99,909
Net cash paid for the acquisition of the four LR1 vessels from NPTI		(38,211)
Drydock payments (owned and bareboat-in vessels)	(2,136)	(357)
Net cash outflow from investing activities	(28,193)	(86,856)
Financing activities
Debt repayments	(167,491)	(283,473)
Issuance of debt	142,025	317,775
Debt issuance costs	(13,473)	(10,305)
Increase in restricted cash	(897)	(1,708)
Gross proceeds from issuance of common stock		200,000
Equity issuance costs	(4)	(11,291)
Dividends paid	(6,579)	(3,493)
Net cash (outflow) / inflow from financing activities	(46,419)	207,505
(Decrease) / increase in cash and cash equivalents	(21,884)	180,523
Cash and cash equivalents at January 1,	186,462	99,887
Cash and cash equivalents at June 30,	164,578	280,410
Supplemental information:
Interest paid	$ 67,855	$ 35,454